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April 29, 2011	77355-00005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	The Gabelli Global Multimedia Trust Inc. (the “Fund”) Registration Statement on Form N-2
Ladies and Gentlemen
On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).
The Registration Statement is for the shelf registration of shares of $200 million of the Fund’s common stock and $200 million of the Fund’s preferred stock, par value $0.001 per share. We request that the Registration Statement become effective on June 30, 2011, and will submit a request for acceleration of effectiveness to such date upon the filing of an amendment to this Registration Statement.
Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.
Very truly yours,

/s/ Rachael Schwartz
Rachael Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures